Balances and Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Executive Officer [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Research and development expenses	$ 862	$ 1,322	$ 1,331